Restructuring Charges and Asset Impairment (Details Textuals) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Depreciation associated with restructured assets		¥ 4,751,000,000	¥ 7,851,000,000
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Total net charges		62,318,000,000	116,472,000,000	75,390,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		62,318,000,000	116,472,000,000	75,390,000,000
Anticipation of restructuring charges	25,000,000,000
Depreciation associated with restructured assets		4,751,000,000	7,851,000,000
Consumer, Professional & Devices [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Impairment of fixed assets			27,100,000,000
Total net charges		38,018,000,000	68,640,000,000	53,732,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		38,018,000,000	68,640,000,000	53,732,000,000
Consumer, Professional & Devices [Member] | Retirement programs [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Restructuring charges related to employee termination benefits		25,345,000,000	39,821,000,000	42,018,000,000
Consumer, Professional & Devices [Member] | Realignment of manufacturing operations [Member]
Segment Reporting Information [Line Items]
Depreciation associated with restructured assets			5,622,000,000
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Employee termination benefits recorded in selling, general and administrative expense			8,859,000,000
Gain loss on disposal or impairment of assets			3,716,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Depreciation associated with restructured assets			5,622,000,000
Consumer, Professional & Devices [Member] | Sales and transfers of manufacturing operation [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Restructuring charges related to personnel related costs and disposal or impairment of assets		11,583,000,000
Consumer, Professional & Devices [Member] | Asset-impairment of TFT LCD related fixed assets [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Impairment of fixed assets			7,832,000,000
Consumer, Professional & Devices [Member] | Asset-impairment of OLED related equipment [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Impairment of fixed assets			5,265,000,000
Pictures [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Remaining liability for restructuring charges		2,562,000,000
Total net charges		2,722,000,000	5,605,000,000	4,908,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		2,722,000,000	5,605,000,000	4,908,000,000
Music [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Remaining liability for restructuring charges		4,641,000,000
Total net charges		2,662,000,000	5,225,000,000	6,337,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		2,662,000,000	5,225,000,000	6,337,000,000
Music [Member] | Restructuring liabilities related to the SONY BMG acquisition [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Restructuring liabilities related to Sony's acquisition of Bertelsmann				8,884,000,000
Severance costs related to Sony's acquisition of Bertelsmann				6,517,000,000
Lease, other contract termination and other exit costs related to Sony's acquisition of Bertelsmann				2,367,000,000
Additional restructuring accruals				2,733,000,000
Additional restructuring accruals severance benefits				2,463,000,000
Additional restructuring accruals severance benefits lease, other contract termination and other exit costs				270,000,000
Additional restructuring liabilities recorded as a reduction to the goodwill			1,557,000,000
Approximate share in joint venture under equity method				50.00%
Financial Services [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Remaining liability for restructuring charges		1,745,000,000
Total net charges		5,010,000,000	5,078,000,000	789,000,000
Restructuring charges related to financial service expense		3,371,000,000	3,718,000,000
Gain (loss) on sale, disposal or impairment of assets		1,639,000,000	1,360,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		5,010,000,000	5,078,000,000	789,000,000
All Other and Corporate [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Total net charges		6,885,000,000	28,242,000,000	6,562,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		6,885,000,000	28,242,000,000	6,562,000,000
All Other and Corporate [Member] | Realignment of manufacturing operations in Japan [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Employee termination benefits recorded in selling, general and administrative expense			4,900,000,000
Remaining liability for restructuring charges		0
Gain (loss) on sale, disposal or impairment of assets			862,000,000
Restructuring charges related to personnel related costs and disposal or impairment of assets			6,041,000,000
Non-cash charges related to depreciation associated with restructured assets			553,000,000
All Other and Corporate [Member] | Withdrawal from property lease contract [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Remaining liability for restructuring charges		0
Termination payments recorded in cost of sales			6,495,000,000
All Other and Corporate [Member] | Corporate restructuring charges related to headquarters [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Employee termination benefits recorded in selling, general and administrative expense			5,897,000,000
Remaining liability for restructuring charges		¥ 0